Note 8 - Prepaid Expenses and Other Receivables (Detail) - Schedule of Other Curnet Assets (USD $)	Dec. 31, 2012	Dec. 31, 2011
Prepaid expenses	$ 111,521	$ 81,841
Other receivables	68,192	32,012
Total	$ 179,713	$ 113,853